Related Party Transactions - Significant Subsidiaries and Joint Operations (Details)	12 Months Ended
Dec. 31, 2017
Sunrise Oil Sands Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	50.00%
BP-Husky Refining LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	50.00%
Entities with joint control or significant influence over entity | Husky Oil Operations Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	10000.00%
Entities with joint control or significant influence over entity | Husky Energy International Corporation
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	10000.00%
Entities with joint control or significant influence over entity | Lima Refining Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	10000.00%
Entities with joint control or significant influence over entity | Husky Marketing and Supply Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	10000.00%
Entities with joint control or significant influence over entity | Husky Oil Limited Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	10000.00%
Entities with joint control or significant influence over entity | Husky Terra Nova Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	10000.00%
Entities with joint control or significant influence over entity | Husky Downstream General Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	10000.00%
Entities with joint control or significant influence over entity | Husky Energy Marketing Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	10000.00%
Entities with joint control or significant influence over entity | Sunrise Oil Sands Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	5000.00%
Entities with joint control or significant influence over entity | BP-Husky Refining LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	5000.00%